OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Trade and other current receivables [abstract]
OTHER RECEIVABLES
NOTE 8:-	OTHER RECEIVABLES
	Year ended December 31,
	2019	2020

Government authorities	228	73
Prepaid expenses and other	222	389

	450	462